Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	$ 6,267
Balance at the end of the year	6,265	$ 6,267
of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	3,740
Balance at the end of the year	3,748	3,740
of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,225
Balance at the end of the year	1,233	1,225
of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,167
Balance at the end of the year	1,149	1,167
of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	135
Balance at the end of the year	135	135
Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	7,641	7,739
Additions	6	0
Disposals	(40)	(22)
Foreign currency translation	38	(76)
Balance at the end of the year	7,645	7,641
Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,374	1,360
Amortization	26	26
Impairment	0	(1)
Disposals	(30)	0
Foreign currency translation	9	(11)
Balance at the end of the year	1,379	1,374
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	6,043
Goodwill | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	3,712
Goodwill | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,182
Goodwill | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	1,149
Goodwill | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Goodwill | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	6,043
Additions	0
Disposals	(10)
Foreign currency translation	10
Balance at the end of the year	6,043	6,043
Goodwill | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	0
Impairment	0
Disposals	0
Foreign currency translation	0
Balance at the end of the year	0	0
Intangible assets
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	223
Intangible assets | of which: Global Wealth Management Americas
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	36
Intangible assets | of which: Global Wealth Management Switzerland and International
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	52
Intangible assets | of which: Asset Management
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	0
Intangible assets | of which: Investment Bank
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	135
Intangible assets | Historical cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,598
Additions	6
Disposals	(30)
Foreign currency translation	28
Balance at the end of the year	1,602	1,598
Intangible assets | Accumulated amortization and impairment
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	1,374
Amortization	26
Impairment	0
Disposals	(30)
Foreign currency translation	9
Balance at the end of the year	$ 1,379	$ 1,374